Earnings Per Share (Calculation Of Earnings Per Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.04	$ 0.02	$ 0.01
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	$ 569.2	$ 612.1	$ 630.2
Net Income (Loss) Attributable to Noncontrolling Interest	(89.8)	(107.7)	171.1
Income (Loss) from Continuing Operations Attributable to Parent	659.0	719.8	459.1
Dilutive Securities, Effect on Basic Earnings Per Share	1.5	1.8	2.8
Weighted Average Number of Shares Outstanding, Basic (in shares)	452.3	462.9	460.4
Weighted Average Number of Shares Outstanding, Diluted (in shares)	453.8	464.7	463.2
Earnings Per Share, Basic (in dollars per share)	$ 1.50	$ 1.58	$ 1.01
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	18.1	9.9	6.6
Net Income (Loss) Attributable to Parent	$ 677.1	$ 729.7	$ 465.7
Earnings Per Share, Diluted (in dollars per share)	$ 1.49	$ 1.57	$ 1.01
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.45	$ 1.55	$ 0.99